Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2065 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom 2065 Fund - Class Z6
Bar Chart Table:
Annual Return 2020	17.53%
Annual Return 2021	16.24%
Annual Return 2022	(18.12%)